UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Steven I. Koszalka

American Funds Emerging Markets Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-23122

Registrant Name:  American Funds Emerging Markets Bond Fund

Reporting Period:  07/01/2020 - 06/30/2021

American Funds Emerging Markets Bond Fund

CYRELA BRAZIL REALTY SA EMPREENDIMENTOS E PARTICIPACOES Meeting Date: JUL 23, 2020 Record Date: Meeting Type: ANNUAL
Ticker: CYRE3 Security ID: P34085103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Accept Financial Statements and Statutory Reports for Fiscal Year Ended Dec. 31, 2019	Management	For	For
2	Accept Management Statements for Fiscal Year Ended Dec. 31, 2019	Management	For	For
3	Approve Allocation of Income and Dividends	Management	For	For
4	Fix Number of Directors at Seven	Management	For	For
5	Do You Wish to Adopt Cumulative Voting for the Election of the Members of the Board of Directors, Under the Terms of Article 141 of the Brazilian Corporate Law?	Management	None	Against
6	Elect Directors	Management	For	For
7	In Case There is Any Change to the Board Slate Composition, May Your Votes Still be Counted for the Proposed Slate?	Management	None	For
8	In Case Cumulative Voting Is Adopted, Do You Wish to Equally Distribute Your Votes Amongst the Nominees below?	Management	None	For
9.1	Percentage of Votes to Be Assigned - Elect Elie Horn as Director	Management	None	Abstain
9.2	Percentage of Votes to Be Assigned - Elect Rogerio Frota Melzi as Director	Management	None	Abstain
9.3	Percentage of Votes to Be Assigned - Elect Rafael Novelino as Director	Management	None	Abstain
9.4	Percentage of Votes to Be Assigned - Elect George Zauzner as Director	Management	None	Abstain
9.5	Percentage of Votes to Be Assigned - Elect Fernando Goldsztein as Director	Management	None	Abstain
9.6	Percentage of Votes to Be Assigned - Elect Jose Guimaraes Monforte as Independent Director	Management	None	Abstain
9.7	Percentage of Votes to Be Assigned - Elect Joao Cesar de Queiroz Tourinho as Independent Director	Management	None	Abstain
10	As an Ordinary Shareholder, Would You like to Request a Separate Minority Election of a Member of the Board of Directors, Under the Terms of Article 141 of the Brazilian Corporate Law?	Management	None	Against
11	Elect Two Board Chairman	Management	For	For
12	Approve Classification of Joao Cesar de Queiroz Tourinho and Jose Guimaraes Monforte as Independent Directors	Management	For	For
13	Approve Remuneration of Company's Management	Management	For	For
14	Do You Wish to Request Installation of a Fiscal Council, Under the Terms of Article 161 of the Brazilian Corporate Law?	Management	None	For

FLEURY SA Meeting Date: JUL 31, 2020 Record Date: Meeting Type: ANNUAL
Ticker: FLRY3 Security ID: P418BW104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Accept Financial Statements and Statutory Reports for Fiscal Year Ended Dec. 31, 2019	Management	For	For
2	Ratify Dividends and Interest-on-Capital-Stock Payment	Management	For	For
3	Approve Allocation of Income and Dividends	Management	For	For
4	Ratify Dividends Payment Date	Management	For	For
5	Approve Remuneration of Company's Management and Fiscal Council	Management	For	For
6	Do You Wish to Request Installation of a Fiscal Council, Under the Terms of Article 161 of the Brazilian Corporate Law?	Management	None	For
7	In the Event of a Second Call, the Voting Instructions Contained in this Remote Voting Card May Also be Considered for the Second Call?	Management	None	For

PETROLEO BRASILEIRO SA Meeting Date: JUL 22, 2020 Record Date: Meeting Type: ANNUAL
Ticker: PETR4 Security ID: P78331140
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Rodrigo de Mesquita Pereira as Director Appointed by Preferred Shareholder	Shareholder	None	For
2	In Case Neither Class of Shares Reaches the Minimum Quorum Required by the Brazilian Corporate Law to Elect a Board Representative in Separate Elections, Would You Like to Use Your Votes to Elect the Candidate with More Votes to Represent Both Classes?	Management	None	Against
3	Elect Daniel Alves Ferreira as Fiscal Council Member and Michele da Silva Gonsales Torres as Alternate Appointed by Preferred Shareholder	Shareholder	None	For
4	In the Event of a Second Call, the Voting Instructions Contained in this Remote Voting Card May Also be Considered for the Second Call?	Management	None	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 26, 2021